Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Certain Information with Respect to Segments
Set forth in the tables below is certain information with respect to the Company’s segments, as described above (in millions):

For the Year Ended December 31, 2021	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$4,236	$492	$—	$—	$4,728
Premiums	—	119	—	—	119
Net investment income	669	925	260	44	1,898
Income on operating derivatives	52	72	(3)	32	153
Other income	47	39	—	7	93
Total Operating Revenues	5,004	1,647	257	83	6,991

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(45)	839	—	—	794
Interest credited on other contract holder funds, net of deferrals (1)	261	412	188	—	861
Interest expense (1)	22	—	—	—	22
Operating costs and other expenses, net of deferrals	2,038	163	5	36	2,242
Deferred acquisition and sales inducements amortization	198	14	—	34	246
Total Operating Benefits and Expenses	2,474	1,428	193	70	4,165

Pretax Adjusted Operating Earnings	$2,530	$219	$64	$13	$2,826
(1)     Interest expense recorded for institutional products has been reclassified to interest credited on other contract holder funds for the year-ended December 31, 2021.

For the Year Ended December 31, 2020	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$3,470	$513	$—	$—	$3,983
Premiums	—	143	—	—	143
Net investment income	922	757	355	(45)	1,989
Income on operating derivatives	48	58	—	21	127
Other income	30	26	1	7	64
Total Operating Revenues	4,470	1,497	356	(17)	6,306

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	54	867	—	—	921
Interest credited on other contract holder funds, net of deferrals	524	428	250	—	1,202
Interest expense	28	—	16	—	44
Operating costs and other expenses, net of deferrals	1,811	169	5	25	2,010
Deferred acquisition and sales inducements amortization	61	17	—	20	98
Total Operating Benefits and Expenses	2,478	1,481	271	45	4,275

Pretax Adjusted Operating Earnings	$1,992	$16	$85	$(62)	$2,031

For the Year Ended December 31, 2019	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$3,406	$528	$—	$—	$3,934
Premiums	—	550	—	—	550
Net investment income	1,491	802	450	(55)	2,688
Income on operating derivatives	39	26	—	8	73
Other income	1	59	—	11	71
Total Operating Revenues	4,937	1,965	450	(36)	7,316

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	27	1,390	—	—	1,417
Interest credited on other contract holder funds, net of deferrals	897	444	291	—	1,632
Interest expense	35	—	49	—	84
Operating costs and other expenses, net of deferrals	1,757	107	4	39	1,907
Deferred acquisition and sales inducements amortization	(62)	19	—	1	(42)
Total Operating Benefits and Expenses	2,654	1,960	344	40	4,998

Pretax Adjusted Operating Earnings	$2,283	$5	$106	$(76)	$2,318
The following table summarizes total assets by segment (in millions):

	December 31,
	2021	2020
Retail Annuities	$326,953	$304,103
Closed Life and Annuity Blocks	32,508	34,121
Institutional Products	10,713	13,688
Corporate and Other	1,871	(448)
Total Assets	$372,045	$351,464

Reconciliation of Segment Operating Revenues to Total Revenues
The following table summarizes the reconciling items from the non-GAAP measure of operating revenues to the GAAP measure of total revenues attributable to the Company (in millions):

	Years Ended December 31,
	2021	2020	2019
Total operating revenues	6,991	6,306	$7,316
Fees attributed to variable annuity benefit reserves	2,854	2,509	2,377
Net gains (losses) on derivatives and investments	(2,633)	(6,582)	(6,789)
Net investment income on funds withheld assets	1,188	792	330
Total revenues (1)	$8,400	$3,025	$3,234
(1) Substantially all of the Company's revenues originated in the United States. There were no individual customers that exceeded 10% of total revenues.

Reconciliation of Segment Operating Benefits and Expenses to Total Benefits and Expenses
The following table summarizes the reconciling items from the non-GAAP measure of operating benefits and expenses to the GAAP measure of total benefits and expenses attributable to the Company (in millions):

	Years Ended December 31,
	2021	2020	2019
Total operating benefits and expenses	4,165	4,275	$4,998
Benefits attributed to variable annuity benefit reserves	119	150	132
Amortization of DAC and DSI related to non-operating revenues and expenses	275	(1,253)	(939)
SOP 03-1 reserve movements	(22)	164	(119)
Athene reinsurance transaction	—	2,082	—
Total benefits and expenses	$4,537	$5,418	$4,072

Reconciliation of Segment Pretax Adjusted Operating Earnings to Net Income
The following table summarizes the reconciling items, net of deferred acquisition costs and deferred sales inducements, from the non-GAAP measure of pretax adjusted operating earnings to the GAAP measure of net income attributable to the Company (in millions):

	Years Ended December 31,
	2021	2020	2019
Pretax adjusted operating earnings	$2,826	$2,031	$2,318
Non-operating adjustments (income) loss:
Fees attributable to guarantee benefit reserves	2,854	2,509	2,377
Net movement in freestanding derivatives	(5,675)	(4,661)	(6,595)
Net reserve and embedded derivative movements	2,753	(3,184)	60
DAC and DSI impact	(266)	1,261	898
Assumption changes	24	128	(81)
Net realized investment gains (losses) including change in fair value of funds withheld embedded derivative	159	813	(145)
Loss on funds withheld reinsurance transaction	—	(2,082)	—
Net investment income on funds withheld assets	1,188	792	330
Pretax income (loss)	3,863	(2,393)	(838)
Income tax expense (benefit)	616	(841)	(373)
Net income (loss)	$3,247	$(1,552)	$(465)